Taxes (Details 1)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
PRC statutory rates	20.00%	20.00%
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
PRC statutory rates		20.00%	20.00%